Fair Value Measurements Level 3 Activity (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	$ 139,485
Total	215,726
Money Market Funds
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	35,309
Commercial Paper
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	40,932
Commercial paper	36,648
Corporate Debt Securities
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	100,814
US Government Agencies Debt Securities
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	2,023
Fair Value, Inputs, Level 1
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Total	35,309
Fair Value, Inputs, Level 1 | Money Market Funds
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	35,309
Fair Value, Inputs, Level 2
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Total	180,417
Fair Value, Inputs, Level 2 | Commercial Paper
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	40,932
Commercial paper	36,648
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	100,814
Fair Value, Inputs, Level 2 | US Government Agencies Debt Securities
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	$ 2,023